Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash		$ 38
Total Current Assets		38
Equipment, net of accumulated depreciation of $151 and $51, respectively	156	256
TOTAL ASSETS	156	294
Current Liabilities
Accounts payable and accrued liabilities	884,920	475,480
Shareholders’ notes payable	49,000	49,000
Accrued interest payable	11,599	7,759
Total Liabilities	1,405,813	1,069,357
Stockholders’ Deficit:
Preferred stock, $0.0001 par value; 40,000,000 shares authorized; Series F preferred stock - 3,000,000 shares designated, 0 issued and outstanding at December 31, 2023 and 2022
Common stock, $0.0001 par value; 80,000,000 shares authorized; 17,635,478 shares issued and outstanding at December 31, 2023 and 17,272,116 shares issued and outstanding at December 31, 2022	1,819	1,783
Additional paid in capital	9,701,719	7,947,460
Accumulated deficit	(11,109,195)	(9,018,306)
Total Stockholders’ Deficit	(1,405,657)	(1,069,063)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	156	294
Sanovas Ophthalmology LLC [Member]
Current Liabilities
Due to related parties	2,760	427,933
Related Party [Member]
Current Liabilities
Due to related parties	$ 457,534	$ 109,185